  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 4, 1997, (TO
                        BE EFFECTIVE ON APRIL 15, 1997)


                                                SECURITIES ACT FILE NO. 33-36697
                                        INVESTMENT COMPANY ACT FILE NO. 811-6166
________________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 8                      [x]

                                      AND/OR
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]


                                AMENDMENT NO. 10                             [x]

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                              THE FAHNESTOCK FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                            ------------------------

                        110 WALL STREET
                      NEW YORK, NEW YORK                                                     10005
           (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                                        (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 668-8000
                            ------------------------

                              ALBERT G. LOWENTHAL
                             FAHNESTOCK & CO. INC.
                                110 WALL STREET
                            NEW YORK, NEW YORK 10005
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                   COPIES TO:

                    FAITH COLISH, A PROFESSIONAL CORPORATION
                                 63 WALL STREET
                            NEW YORK, NEW YORK 10005
                            ------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
         (CHECK APPROPRIATE BOX):

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B),


[X] ON APRIL 15, 1997 PURSUANT TO PARAGRAPH (B)

[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

[ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

[ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485
                            ------------------------
IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE
    FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                                    PROPOSED
                                                                    AMOUNT          MAXIMUM        PROPOSED MAXIMUM     AMOUNT OF
                                                                     BEING       OFFERING PRICE       AGGREGATE        REGISTRATION
                  SECURITIES BEING REGISTERED                     REGISTERED       PER UNIT*       OFFERING PRICE**        FEE

Class A Shares of Beneficial Interest, $.01 par value..........                      $              $                      None
Class B Shares of Beneficial Interest, $.01 par value..........
Class N Shares of Beneficial Interest, $.01 par value..........

 * Estimated   solely  for  the  purposes  of  determining  the  amount  of  the registration fee based on the net asset value per share of such securities on , 1997.

** Calculated pursuant  to Rule  24e-2(a) under  the Investment  Company Act  of
   1940.  During the fiscal year ended December 31, 1996,            shares were
   redeemed. Of this total, $             (representing the aggregate redemption
   price of             of such redeemed shares), was used for reduction made by
   the issuer with respect to Rule 24f-2 for such fiscal year and $
   is  being used for 'reduction'  in this amendment.        of such shares were
   previously so used in filings pursuant to Rule 24e-2(a) with respect to the current fiscal year ending December 31, 1997.

                            ---------------------------

                        DECLARATION PURSUANT TO RULE 24F-2


     REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES OF EACH SERIES OF ITS SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE, UNDER THE
SECURITIES ACT OF 1933 PURSUANT TO SECTION (a)(1) OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE RULE 24F-2 NOTICE FOR REGISTRANT'S FISCAL
PERIOD ENDING DECEMBER 31, 1996 WAS FILED ON FEBRUARY   , 1997.


                       Designation of New Effective Date
                         for Previously Filed Amendment

     Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940 (the 'Amendment') was filed pursuant to paragraph (a) of Rule 485 on February 6, 1997 and pursuant to that paragraph would become effective on April 7, 1997.

     The Registrant hereby designates April 15, 1997 as the new date upon which the Amendment shall become effective.

     All other information contained in the Registrant's Registration Statement as previously filed through the Amendment is incorporated by reference without change.


________________________________________________________________________________

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4th day of April, 1997.


                                          THE FAHNESTOCK FUNDS

                                          By       /s/ Albert G. Lowenthal
                                             ...................................
                                                 ALBERT G. LOWENTHAL, CHAIRMAN


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


             SIGNATURE                                        TITLE                               DATE
------------------------------------------  ------------------------------------------------   -----------------

     By /s/ ALBERT G. LOWENTHAL             Trustee, Chairman of Board of Trustees (Chief       April 4, 1997
 .........................................    Executive Officer)
           ALBERT G. LOWENTHAL,
          AS OFFICER AND TRUSTEE
           AND NOT INDIVIDUALLY

     By /s/ ALBERT G. LOWENTHAL             Treasurer (Chief Financial and Accounting           April 4, 1997
 .........................................    Officer)
             RICHARD WOHLMAN,
            AS OFFICER AND NOT
               INDIVIDUALLY,
          BY ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT

     By /s/ ALBERT G. LOWENTHAL             Trustee and President                               April 4, 1997
 .........................................
            MICHAEL MENDELSON,
          AS OFFICER AND TRUSTEE
           AND NOT INDIVIDUALLY,
          BY ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT


      By /s/ ALBERT G. LOWENTHAL            Trustee                                             April 4, 1997
 .........................................
           KEITH GUNZENHAUSER,
           AS TRUSTEE ONLY AND
           NOT INDIVIDUALLY, BY
            ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT

       By  /s/ ALBERT G. LOWENTHAL           Trustee                                             April 4, 1997
 .........................................
            RICHARD E. LANDAU
           AS TRUSTEE ONLY AND
           NOT INDIVIDUALLY, BY
            ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT

       By  /s/ ALBERT G. LOWENTHAL            Trustee                                            April 4, 1997
 .........................................
            JAMES D. MCQUAID,
           AS TRUSTEE ONLY AND
           NOT INDIVIDUALLY, BY
            ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT

                                      C-5



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